Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Ave Maria Value Focused Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	38.71%	1.18%	21.15%	31.14%	11.62%	18.67%	(8.14%)	13.71%	18.13%	(15.48%)
Ave Maria Value Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	21.52%	3.52%	4.18%	25.15%	6.16%	20.52%	(8.75%)	17.73%	16.44%	(17.68%)
Ave Maria Growth Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	14.91%	30.29%	(21.23%)	17.55%	18.37%	37.09%	(1.80%)	27.36%	12.07%	(2.70%)
Ave Maria Rising Dividend Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	14.42%	13.19%	(5.27%)	25.35%	6.45%	27.58%	(4.80%)	16.82%	15.33%	(5.89%)
Ave Maria World Equity Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	4.64%	24.96%	(15.50%)	21.06%	(0.15%)	27.66%	(8.87%)	17.88%	8.71%	(4.78%)
Ave Maria Growth Focused Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	11.52%	38.73%	(34.98%)	27.96%
Ave Maria Bond Fund [Default Label]
Prospectus [Line Items]
Annual Return [Percent]	5.71%	5.16%	(2.85%)	4.38%	5.60%	8.30%	0.41%	4.16%	4.54%	0.70%